UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2017

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.5%		
CONSUMER DISCRETIONARY 16.0%		
Auto Components 0.6%		
Borg-Warner	39,100	2,003
Delphi Automotive	29,800	2,932
		4,935
Automobiles 0.3%		
Ferrari (1)	17,820	1,969
		1,969
Diversified Consumer Services 0.6%		
Service Corporation International	105,400	3,636
Sotheby's (1)(2)	21,200	978
		4,614
Hotels, Restaurants & Leisure 3.8%		
Aramark	55,300	2,246
Chipotle Mexican Grill (1)(2)	2,800	862
Choice Hotels International	30,400	1,943
Dunkin Brands	51,800	2,750
Extended Stay America, Equity Units	80,600	1,612
Hilton Worldwide Holdings	47,833	3,322
Marriott, Class A	13,069	1,441
MGM Resorts International	94,800	3,089
Norwegian Cruise Line Holdings (2)	23,400	1,265
Papa John's International (1)	17,700	1,293
Restaurant Brands International	24,800	1,584
Royal Caribbean Cruises	18,800	2,229
Wynn Resorts	10,700	1,593
Yum China Holdings (2)	43,400	1,735
Yum! Brands	41,600	3,062
		30,026

Household Durables 1.9%		
Mohawk Industries (2)	15,600	3,861
Newell Brands	68,500	2,923
NVR (2)	890	2,541
Pulte Group	41,400	1,131
Tempur Sealy International (2)	14,700	948
Toll Brothers	52,300	2,169
Whirlpool	9,800	1,808
		15,381
Internet & Direct Marketing Retail 0.4%		
Ctrip.com International, ADR (2)	46,100	2,431
Wayfair, Class A (1)(2)	14,210	958
		3,389
Leisure Products 0.1%		
Polaris Industries	7,800	816
		816
Media 0.6%		
Altice USA, Class A (2)	25,258	690
Interpublic Group	66,100	1,374
Omnicom	33,600	2,489
		4,553
Multiline Retail 1.4%		
Dollar General	82,000	6,646
Dollar Tree (2)	54,000	4,688
		11,334
Specialty Retail 5.1%		
AutoZone (2)	7,300	4,344
Burlington Stores (2)	43,900	4,191
CarMax (1)(2)	58,200	4,412
Five Below (2)	26,000	1,427
L Brands (1)	40,900	1,702

Michaels (2)	52,000	1,116
O'Reilly Automotive (2)	22,400	4,824
Ross Stores	116,700	7,535
Signet Jewelers (1)	16,300	1,085
Tiffany	30,100	2,763
Tractor Supply	33,500	2,120
Ulta Beauty (2)	14,300	3,233
Williams-Sonoma (1)	23,400	1,167
		39,919
Textiles, Apparel & Luxury Goods 1.2%		
Carters	12,300	1,214
Coach	96,100	3,871
Hanesbrands (1)	33,736	831
lululemon athletica (2)	19,500	1,214
PVH	14,000	1,765
Wolverine World Wide	33,200	958
		9,853
Total Consumer Discretionary		126,789
CONSUMER STAPLES 5.5%		
Beverages 1.0%		
Brown-Forman, Class B	64,474	3,501
Dr Pepper Snapple	43,700	3,866
Monster Beverage (2)	13,700	757
		8,124
Food & Staples Retailing 0.4%		
Casey's General Stores (1)	16,200	1,773
PriceSmart	8,500	759
Sprouts Farmers Market (2)	58,200	1,092
		3,624
Food Products 3.3%		
Blue Buffalo Pet Products (1)(2)	67,900	1,925

Conagra Brands	56,200	1,896
Flowers Foods	41,600	783
Hain Celestial Group (2)	33,000	1,358
Hershey Foods	45,600	4,978
Hormel Foods (1)	71,000	2,282
J.M. Smucker	5,900	619
McCormick	39,700	4,075
Pinnacle Foods	34,400	1,967
Snyders-Lance	56,800	2,166
Tyson Foods, Class A	53,500	3,769
		25,818
Household Products 0.8%		
Church & Dwight	64,600	3,130
Clorox	12,700	1,675
Energizer Holdings	27,900	1,285
		6,090
Total Consumer Staples		43,656
ENERGY 1.5%		
Energy Equipment & Services 0.1%		
Oceaneering International	34,700	911
		911
Oil, Gas & Consumable Fuels 1.4%		
Andeavor	16,200	1,671
Cabot Oil & Gas	30,600	819
Centennial Resource Development Acquisition Date: 12/28/16 - 6/8/17, Cost $239 (2)(3)	16,500	282
Centennial Resource Development, Class A (1)(2)	68,450	1,230
Cimarex Energy	8,100	921
Concho Resources (2)	14,000	1,844
Diamondback Energy (2)	15,200	1,489
EQT	11,100	724
Jagged Peak Energy (1)(2)	77,100	1,053

Parsley Energy, Class A (2)	16,900	445
Pioneer Natural Resources	4,400	649
		11,127
Total Energy		12,038
FINANCIALS 7.6%		
Banks 2.4%		
BankUnited	45,702	1,626
Citizens Financial	77,400	2,931
Fifth Third Bancorp	87,000	2,434
First Republic Bank	42,700	4,460
Signature Bank (2)	13,700	1,754
SVB Financial Group (2)	15,200	2,844
Webster Financial	59,445	3,124
		19,173
Capital Markets 3.7%		
CBOE Holdings	55,700	5,995
E*TRADE Financial (2)	53,300	2,324
FactSet Research Systems	7,950	1,432
Financial Engines (1)	22,466	781
Invesco	23,900	838
Lazard, Class A	67,500	3,052
MarketAxess Holdings	4,200	775
Moody's	30,300	4,218
MSCI	22,000	2,572
Northern Trust	12,200	1,122
State Street	27,300	2,608
TD Ameritrade Holding	69,700	3,401
		29,118
Consumer Finance 0.2%		
Discover Financial	23,500	1,515
		1,515

Insurance 1.3%		
FNF	85,200	4,043
Progressive	70,500	3,414
Willis Towers Watson	17,200	2,653
		10,110
Total Financials		59,916
HEALTH CARE 15.6%		
Biotechnology 4.8%		
ACADIA Pharmaceuticals (1)(2)	40,800	1,537
Agios Pharmaceuticals (1)(2)	12,300	821
Alexion Pharmaceuticals (2)	14,000	1,964
Alkermes (2)	54,700	2,781
Alnylam Pharmaceuticals (2)	32,000	3,760
BioMarin Pharmaceutical (2)	48,800	4,542
Bioverativ (2)	25,400	1,449
Bluebird Bio (1)(2)	9,800	1,346
Exelixis (2)	56,700	1,374
Incyte (2)	53,200	6,210
Ironwood Pharmaceuticals (1)(2)	100,400	1,583
Neurocrine Biosciences (1)(2)	45,622	2,796
Seattle Genetics (1)(2)	25,800	1,404
TESARO (1)(2)	20,881	2,696
Ultragenyx Pharmaceutical (2)	10,400	554
United Therapeutics (2)	7,900	926
Vertex Pharmaceuticals (2)	14,700	2,235
		37,978
Health Care Equipment & Supplies 4.0%		
Align Technology (2)	11,600	2,161
Cooper Companies	25,700	6,094
Dentsply Sirona	32,557	1,947
Hologic (2)	127,600	4,682
IDEXX Laboratories (2)	26,100	4,058

Intuitive Surgical (2)	5,700	5,961
STERIS	16,800	1,485
Teleflex	15,000	3,630
West Pharmaceutical Services	16,000	1,540
		31,558
Health Care Providers & Services 2.6%		
Acadia Healthcare (1)(2)	62,213	2,971
AmerisourceBergen	21,900	1,812
Centene (2)	44,500	4,306
DaVita (2)	22,498	1,336
Envision Healthcare (2)	21,570	970
Henry Schein (2)	38,000	3,116
Molina Healthcare (1)(2)	21,900	1,506
Universal Health Services, Class B	17,100	1,897
WellCare Health Plans (2)	14,000	2,404
		20,318
Health Care Technology 0.9%		
athenahealth (1)(2)	5,100	634
Cerner (2)	36,200	2,582
Medidata Solutions (2)	22,000	1,717
Veeva Systems, Class A (2)	38,300	2,161
		7,094
Life Sciences Tools & Services 2.0%		
Agilent Technologies	48,600	3,120
Bruker	43,800	1,303
Illumina (2)	26,385	5,256
Mettler-Toledo International (2)	7,100	4,446
Quintiles IMS Holdings (2)	23,300	2,215
		16,340
Pharmaceuticals 1.3%		
Catalent (2)	46,500	1,856
Jazz Pharmaceuticals (2)	11,300	1,653

Mallinckrodt (2)	21,800	815
Zoetis	95,000	6,057
		10,381
Total Health Care		123,669
INDUSTRIALS & BUSINESS SERVICES 18.1%		
Aerospace & Defense 2.3%		
BWX Technologies	31,400	1,759
Harris	50,400	6,637
Huntington Ingalls Industries	11,800	2,672
Textron	43,900	2,365
Transdigm Group (1)	16,700	4,269
		17,702
Air Freight & Logistics 0.4%		
C.H. Robinson Worldwide (1)	21,700	1,651
Expeditors International of Washington	28,300	1,694
		3,345
Airlines 1.4%		
Alaska Air Group	41,200	3,142
American Airlines	77,300	3,671
Copa Holdings, Class A	11,300	1,407
United Continental (2)	45,900	2,795
		11,015
Building Products 1.1%		
Allegion	47,900	4,142
Fortune Brands Home & Security	64,551	4,340
		8,482
Commercial Services & Supplies 2.3%		
Cintas	15,700	2,265
Copart (2)	67,800	2,330
KAR Auction Services	78,500	3,748

Ritchie Bros. Auctioneers (1)	46,800	1,480
Rollins	69,000	3,184
Stericycle (1)(2)	21,800	1,561
Waste Connections	47,175	3,300
		17,868
Construction & Engineering 0.2%		
Valmont Industries	9,400	1,486
		1,486
Electrical Equipment 1.4%		
Acuity Brands (1)	13,600	2,330
AMETEK	30,837	2,037
Generac Holdings (2)	35,800	1,644
Hubbell	18,000	2,088
Sensata Technologies Holding (2)	66,800	3,211
		11,310
Industrial Conglomerates 0.4%		
Roper Technologies	14,200	3,456
		3,456
Machinery 3.5%		
Colfax (2)	33,800	1,407
Donaldson	38,100	1,750
Flowserve	28,700	1,222
Fortive	45,500	3,221
Graco	21,500	2,659
IDEX	20,775	2,524
Middleby (2)	18,700	2,397
Nordson	11,700	1,387
PACCAR	20,900	1,512
Snap-On	17,100	2,548
Toro	28,500	1,769
WABCO Holdings (2)	11,100	1,643
Wabtec (1)	28,400	2,151

Xylem	26,000	1,628
		27,818
Marine 0.1%		
Kirby (2)	11,000	726
		726
Professional Services 2.9%		
Equifax	44,800	4,749
IHS Markit (2)	78,043	3,440
ManpowerGroup	15,500	1,826
Nielsen Holdings	68,800	2,852
Robert Half International	29,700	1,495
TransUnion (2)	79,200	3,743
Verisk Analytics (2)	56,200	4,675
		22,780
Road & Rail 1.5%		
Avis Budget Group (1)(2)	29,200	1,111
Genesee & Wyoming, Class A (2)	18,900	1,399
J.B. Hunt Transport Services	21,100	2,344
Kansas City Southern	16,900	1,837
Landstar System	11,200	1,116
Old Dominion Freight Line	22,900	2,521
Schneider National, Class B	71,695	1,814
		12,142
Trading Companies & Distributors 0.6%		
Fastenal (1)	16,700	761
HD Supply Holdings (2)	71,700	2,586
Watsco	9,800	1,579
		4,926
Total Industrials & Business Services		143,056

INFORMATION TECHNOLOGY 26.4%		
Communications Equipment 0.8%		
F5 Networks (2)	10,500	1,266
Motorola Solutions	19,900	1,689
Palo Alto Networks (2)	20,700	2,982
		5,937
Electronic Equipment, Instruments & Components 2.2%		
Amphenol, Class A	78,200	6,619
Cognex	17,100	1,886
Coherent (2)	10,060	2,366
IPG Photonics (2)	13,200	2,443
Keysight Technologies (2)	67,600	2,816
Trimble (2)	38,300	1,503
		17,633
Internet Software & Services 2.5%		
CoStar Group (2)	17,800	4,775
Dropbox, Class A, Acquisition Date: 11/7/14 Cost $356 (2)(3)(4)	18,659	175
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $46 (2)(3)(4)	5,090	48
IAC/InterActiveCorp (2)	22,000	2,587
Match, Class A (1)(2)	87,400	2,027
MercadoLibre (1)	7,900	2,045
Shopify, Class A (1)(2)	8,800	1,025
VeriSign (1)(2)	49,100	5,224
Zillow, Class A (2)	44,500	1,787
		19,693
IT Services 7.8%		
Alliance Data Systems	13,400	2,969
Black Knight Financial Services, Class A (1)(2)	73,700	3,173
Booz Allen Hamilton	93,100	3,481
CoreLogic (2)	63,700	2,944

CSRA	80,100	2,585
EPAM Systems (2)	17,200	1,512
Fidelity National Information	76,700	7,163
Fiserv (2)	58,100	7,493
FleetCor Technologies (2)	25,000	3,869
Gartner (2)	25,400	3,160
Genpact	54,400	1,564
Global Payments	58,200	5,531
Leidos Holdings	48,700	2,884
Paychex	27,400	1,643
Sabre	133,500	2,416
Vantiv, Class A (2)	98,800	6,962
WEX (2)	18,900	2,121
		61,470
Semiconductors & Semiconductor Equipment 3.6%		
Entegris (2)	52,800	1,523
Integrated Device Technology (2)	37,700	1,002
KLA-Tencor	44,800	4,749
Marvell Technology Group	128,530	2,301
Microchip Technology	70,900	6,365
Microsemi (2)	76,800	3,954
Skyworks Solutions	46,200	4,708
Xilinx	58,100	4,115
		28,717
Software 9.5%		
Ansys (2)	8,400	1,031
Atlassian, Class A (2)	117,983	4,147
Autodesk (2)	45,500	5,108
Cadence Design Systems (2)	63,500	2,506
CDK Global	64,000	4,038
Electronic Arts (2)	38,800	4,581
Ellie Mae (2)	15,500	1,273
Fortinet (2)	33,400	1,197

Guidewire Software (2)	51,000	3,971
Intuit	19,600	2,786
Proofpoint (1)(2)	24,300	2,119
Red Hat (2)	58,000	6,430
ServiceNow (2)	52,200	6,135
Splunk (2)	42,500	2,823
SS&C Technologies Holdings	83,300	3,345
Symantec	158,600	5,204
Synopsys (2)	38,200	3,076
Tableau Software, Class A (2)	43,615	3,266
Tyler Technologies (2)	16,000	2,789
Ultimate Software Group (1)(2)	16,500	3,128
Workday (2)	38,873	4,097
Zendesk (2)	38,500	1,121
Zynga, Class A (2)	290,700	1,099
		75,270
Total Information Technology		208,720
MATERIALS 5.2%		
Chemicals 2.6%		
Air Products & Chemicals	16,700	2,525
Ashland Global Holdings	22,700	1,484
Celanese, Series A	20,900	2,179
CF Industries	47,200	1,660
NewMarket	3,100	1,320
PolyOne	22,400	897
PPG Industries	18,100	1,967
RPM	63,700	3,270
Sherwin-Williams	6,400	2,292
Valvoline	137,019	3,213
		20,807
Construction Materials 1.2%		
Eagle Materials	19,500	2,081

Vulcan Materials	59,100	7,068
		9,149
Containers & Packaging 1.1%		
Ball	141,800	5,856
Sealed Air	69,500	2,969
		8,825
Metals & Mining 0.3%		
Carpenter Technology	16,000	768
Compass Minerals (1)	10,100	656
Wheaton Precious Metals	66,300	1,266
		2,690
Total Materials		41,471
REAL ESTATE 3.1%		
Equity Real Estate Investment Trusts 2.7%		
American Campus Communities, REIT	33,800	1,492
CubeSmart, REIT	48,300	1,254
Equinix, REIT	6,490	2,896
Federal Realty Investment Trust, REIT	8,200	1,019
Iron Mountain, REIT	54,200	2,108
MGM Growth Properties, Class A, REIT (1)	69,800	2,109
SBA Communications, REIT (2)	51,700	7,447
SL Green Realty, REIT	16,000r1	1,621
VEREIT, REIT	175,940	1,459
		21,405
Real Estate Management & Development 0.4%		
Jones Lang LaSalle	16,800	2,075
WeWork, Class A, Acquisition Date: 12/9/14 - 6/23/15 Cost $220 (2)(3)(4)	12,912	669
		2,744
Total Real Estate		24,149

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $1,395,000 for the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, the value of loaned securities was $55,269,000; the value of cash collateral and related investments was $56,436,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017